Non-Controlling Interests	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS

17. NON-CONTROLLING INTERESTS

As a result of the Reorganization of the Company that was completed on January 19, 2022 (see Note 1), Tianqi Group and its subsidiaries’ financial statements have been prepared on a consolidated basis by applying the pooling of interests method as if the reorganization had been completed at the beginning of the earliest reporting period, and the equity interests held by the original shareholders are recognized as non-controlling interests as if the Capital Increase were occurred on January 1, 2020.

As of December 31, 2020, the non-controlling interests consisted of (i) the 4.76% of the equity interests in Tianqi Group held by the original shareholders after giving retroactive effect to the Reorganization of the Company, and (ii) the 25% of the equity interests in Tianjin Tianqi held by a non-controlling shareholder.

On November 24, 2021, Tianqi Group acquired the 25% equity interests of Tianjin Tianqi from its non-controlling shareholders at a consideration of RMB140,000 (approximately $21,969), causing Tianqi Group’s equity interest to increase from 75% to 100%. The balance of non-controlling interests had decreased by RMB18,048,191 ($2,832,155) in response to the transaction.

In 2021, Tianqi Group entered into a series of supplemental agreements (the “new supplemental agreements”) with Taizhou Puluo New Energy Automobile Equity Investment Enterprise (Limited Partnership) (“Puluo”), Guozhong Tianhong Asset Management (Tianjin) Co., LTD (“Guozhong Tianhong”, or the new investor), and Tianjin Tuoda Enterprise Management Service Co., LTD (“Tianjin Tuoda”) which is the shareholder of the Tianqi Group. Under the supplemental agreements, Guozhong Tianhong agreed to repay the investment subscription of $166.7 million (RMB1.088 billion) to Puluo and at the same time converted the debts into 10.625% of equity shares of Tianqi Group. If the Company fails to get approval from U.S. Securities and Exchange Commission (“SEC”) and complete a business combination with SPAC as of December 31, 2024, Guozhong Tianhong shall transfer the Puluo Debts as well as its equity interest of Tianqi Group to Tianjin Tuoda, and Tianjin Tuoda would repay the Puluo Debts to Puluo and takeover the equity interests of Tianqi Group on January 1, 2025.

Each of Mr. Nan Wu and ICONIQ has provided guarantee liability for Tianjin Tuoda’s repayment to Puluo and ICONIQ has provided guarantee for Guozhong Tianhong’s repayment to Puluo. The Group would assume joint guarantee obligations arising from Guozhong Tianhong or Tianjin Tuoda’s default on the Puluo Debts, and the guarantee is valid until two years after the due date of performance of repayment obligations In addition, each of eight shareholders of the Group, representing an aggregated holding interest of 39.2% of ICONIQ as of December 31, 2021, signed letters of support to commit their financial support to Tianjin Tuoda for the indebtedness, as well as to assume the joint and several guarantee liability of Puluo Debts. As of December 31, 2022, aggregated holding interest held by the eight shareholders was 33.3% of the Group.

Although there is a contingency term which related to the success of SPAC merger transaction, As of December 31, 2021, the Puluo Debts was de-recognized by the Company, and the equity interests owned by Guozhong Tianhong through the conversion of debts were recognized as non-controlling interests.

In 2022, there was a subscribed capital contribution of $44.6 million (RMB300 million) from NWTN Zhejiang to Tianqi Group, resulting in a decreased in non-controlling interest in Tianqi Group from 5.30% to 4.12%. The subscription was not received by Tianqi Group as of December 31, 2022.

As of December 31, 2022 and 2021, the non-controlling interests were 4.12% and 5.30% of the equity interests in Tianqi Group held by Guozhong Tianhong and the original shareholders, after giving retroactive effect to the Reorganization of the Company.

As of December 31, 2022 and 2021, non-controlling interests in the consolidated balance sheet was $2,572,046 and $2,946,995, respectively.